Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2011
Registrant Name	dei_EntityRegistrantName	WASHINGTON MUTUAL INVESTORS FUND
Central Index Key	dei_EntityCentralIndexKey	0000104865
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2011
WASHINGTON MUTUAL INVESTORS FUND (First Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AWSHX
WASHINGTON MUTUAL INVESTORS FUND (First Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WSHBX
WASHINGTON MUTUAL INVESTORS FUND (First Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WSHCX
WASHINGTON MUTUAL INVESTORS FUND (First Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WSHFX
WASHINGTON MUTUAL INVESTORS FUND (First Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WMFFX
WASHINGTON MUTUAL INVESTORS FUND (First Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND | Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWMAX
WASHINGTON MUTUAL INVESTORS FUND (First Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND | Class 529-B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWMBX
WASHINGTON MUTUAL INVESTORS FUND (First Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND | Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWMCX
WASHINGTON MUTUAL INVESTORS FUND (First Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND | Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWMEX
WASHINGTON MUTUAL INVESTORS FUND (First Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND | Class 529-F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWMFX
WASHINGTON MUTUAL INVESTORS FUND (Second Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RWMAX
WASHINGTON MUTUAL INVESTORS FUND (Second Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RWMBX
WASHINGTON MUTUAL INVESTORS FUND (Second Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RWMCX
WASHINGTON MUTUAL INVESTORS FUND (Second Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RWMEX
WASHINGTON MUTUAL INVESTORS FUND (Second Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RWMFX
WASHINGTON MUTUAL INVESTORS FUND (Second Prospectus Summary) | WASHINGTON MUTUAL INVESTORS FUND | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RWMGX